Concentration and Risks	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentration and Risks
3.
CONCENTRATION AND RISKS
(a)
Foreign exchange risk

The majority of the Group’s operations were in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies.

(b)
Credit risk

The Group’s credit risk arises from cash and cash equivalents, restricted cash, short-term investments, prepayments and other current assets, amount due from related parties and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with cash and cash equivalents, restricted cash and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and the VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Group has no significant concentrations of credit risk with respect to its prepayments and other current assets.

Accounts receivable are typically unsecured and are derived from revenue earned through third party consumers. Amount due from related parties and prepayments and other current assets are typically unsecured. In evaluating the collectability of the accounts receivable and amounts due from related parties, the Group considers many factors, including the consumers’ and related parties’ repayment history and their credit-worthiness. The Group maintains reserves for estimated credit losses and these losses have generally been within its expectations. The risk with respect to accounts and other receivables and amount due from related parties is mitigated by credit evaluations the Group performs on its customers or suppliers and its ongoing monitoring processes of outstanding balances.

(c)
Concentration of customers and suppliers

There were no customers which individually represented greater than 10% of the total net revenue for the years ended December 31, 2021, 2022 and 2023. There were accounts receivable due from two platform distributor customers which individually represented greater than 10% and totally contributed to 56%, 21% and 21% of the Group’s total accounts receivable as of December 31, 2021, 2022 and 2023, respectively.

There were purchases from two suppliers which individually represented greater than 10% and totally contributed to 31% of the total purchases amount for the year ended December 31, 2021 and the corresponding accounts payable due to these two suppliers individually represented greater than 10% and totally contributed to 35% of the Group's total accounts payable as of December 31, 2021.

There were purchases from two suppliers which individually represented greater than 10% and totally contributed to 27% of the total purchases amount for the year ended December 31, 2022 and the corresponding accounts payable due to these two suppliers individually represented greater than 9% and totally contributed to 28% of the Group's total accounts payable and amounts due to related parties as of December 31, 2022.

There were purchases from two suppliers which individually represented greater than 10% and totally contributed to 45% of the total purchases amount for the year ended December 31, 2023 and the corresponding accounts payable due to these two suppliers individually represented greater than 8% and totally contributed to 22% of the Group's total accounts payable and amounts due to related parties as of December 31, 2023.